Retirement Plans (Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	Apr. 30, 2015	May. 31, 2014	May. 31, 2013
Retirement Plans [Abstract]
Net actuarial gain (loss)	$ (19.9)	$ (8.5)	$ (10.2)
Prior service cost	(1.0)	(1.4)	(1.5)
Tax	4.6	2.5	2.8
Total amounts recognized in accumulated other comprehensive income (loss)	$ (16.3)	$ (7.4)	$ (8.9)